Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0.00
Total Fee Amount	13,810
Total Offset Amount	0.00
Net Fee	$ 13,810
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A